PREPAID LAND USE RIGHTS (Tables)	9 Months Ended
Sep. 30, 2019
PREPAID LAND USE RIGHTS
Schedule of prepaid land use rights

	As of	As of
	December 31,	September 30,
	2018	2019

Prepaid land use rights	765,114	803,253
Less: accumulated amortization	(8,157)	(28,689)
Prepaid land use rights, net	756,957	774,564